GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [abstract]
Schedule of goodwill reconciliation
The reconciliation of the carrying value of goodwill is in the following table:

AS AT AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021
Balance, beginning of year	$—	$—
Acquisition from business combination	102	—
Impairment	—	—
Balance, end of year	$102	$—